SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information Table [Abstract]
Schedule of Segment Information by Segment

Segment information for the years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	Year Ended December 31, 2013
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$18,402	$2,312	$1,602	$—	$(196)	$22,120
Operating costs and expenses	(9,714)	(961)	(769)	(2,892)	196	(14,140)
Merger-related and
restructuring costs	—	—	—	(119)	—	(119)
OIBDA	$8,688	$1,351	$833	$(3,011)	$—	7,861
Depreciation						(3,155)
Amortization						(126)
Operating Income						$4,580

	Year Ended December 31, 2012
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$18,175	$1,901	$1,460	$—	$(150)	$21,386
Operating costs and expenses	(9,463)	(779)	(614)	(2,856)	150	(13,562)
Merger-related and
restructuring costs	—	—	—	(115)	—	(115)
OIBDA	$8,712	$1,122	$846	$(2,971)	$—	7,709
Depreciation						(3,154)
Amortization						(110)
Operating Income						$4,445

	Year Ended December 31, 2011
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$17,093	$1,469	$1,241	$—	$(128)	$19,675
Operating costs and expenses	(8,906)	(614)	(459)	(2,598)	128	(12,449)
Merger-related and
restructuring costs	—	—	—	(70)	—	(70)
Asset impairments	—	—	—	(60)	—	(60)
OIBDA	$8,187	$855	$782	$(2,728)	$—	7,096
Depreciation						(2,994)
Amortization						(33)
Operating Income						$4,069

——————————

  Revenue derived from outside the U.S. was insignificant in all periods presented. No single customer accounted for a significant amount of revenue in any period presented.

Schedule of Intersegment Eliminations

Intersegment revenue for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Residential Services	$—	$—	$—
Business Services	—	—	—
Other Operations	196	150	128
Total intersegment revenue	$196	$150	$128

Schedule of Segment Revenue by Source

The Company's revenue for the years ended December 31, 2013, 2012 and 2011 was derived from the following sources (in millions):

	Year Ended December 31,
	2013	2012	2011
Residential Services revenue:
Video	$10,481	$10,917	$10,589
High-speed data	5,822	5,090	4,476
Voice	2,027	2,104	1,979
Other	72	64	49
Total Residential Services revenue	18,402	18,175	17,093
Business Services revenue:
Video	347	323	286
High-speed data	1,099	912	727
Voice	421	306	197
Wholesale transport	251	184	154
Other	194	176	105
Total Business Services revenue	2,312	1,901	1,469
Other Operations revenue:
Advertising	1,019	1,053	880
Other	583	407	361
Total Other Operations revenue	1,602	1,460	1,241
Intersegment eliminations	(196)	(150)	(128)
Total revenue	$22,120	$21,386	$19,675